Stock-based Activity (Detail 3) - shares	Sep. 30, 2015	Dec. 31, 2014
Common stock reserved for future issuance	36,955,971	3,160,580
Stock Plan [Member]
Common stock reserved for future issuance	2,300,850
Restricted Stock [Member]
Common stock reserved for future issuance	2,970,012
Preferred Stock [Member]
Common stock reserved for future issuance	22,482,400
Warrant [Member]
Common stock reserved for future issuance	5,959,668
Stock Option [Member]
Common stock reserved for future issuance	3,243,041